Employee benefit obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefit obligations.
Gains (losses) on Remeasurement of employee benefit benefit plans	$ 21,000,000	$ (3,000,000)	$ (16,000,000)
Employee benefit obligations net of employee benefit assets	$ 137,000,000	$ 144,000,000